CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	6 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021
General and administrative expenses	$ 32,821	$ 7,238,072
General and administrative expenses - related party		120,000
Total operating expenses	(32,821)	(7,358,072)
Nonoperating Income (Expense) [Abstract]
Income from investments held in Trust Account		57,966
Change in fair value of derivative warrant liabilities	0	(3,176,530)
Change in fair value of convertible note - related party	0	(207,986)
Offering costs - derivative warrant liabilities	0	(855,043)
Net income (loss)	$ (32,821)	$ (11,539,665)
Common Class A [Member]
Nonoperating Income (Expense) [Abstract]
Net loss per share, basic and diluted		$ (0.34)
Weighted-average shares outstanding, basic and diluted		26,843,836
Common Class B [Member]
Nonoperating Income (Expense) [Abstract]
Net loss per share, basic and diluted	$ (0.01)	$ (0.34)
Weighted-average shares outstanding, basic and diluted	6,000,000	6,875,342